Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Commitments and contingencies
20.	Commitments and contingencies

As at December 31, 2014 Ardmore has the following commitments due within the next five years:

	2015	2016	2017-2020
Vessels under construction	216,409,410	—	—
Loan commitment fees	1,071,969	—	—
Office space	137,607	42,336	—
	217,618,986	42,336	—

Loan commitment fees are based on management’s estimates of future loan drawdown dates as of December 31, 2014. As at December 31, 2014, there are no commitments and contingencies after 2016.